PROPERTY AND EQUIPMENT (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 – PROPERTY AND EQUIPMENT
Property and equipment consist of the following (in thousands):
	March 31, 2023	December 31, 2022
Computer equipment	$342	$333
Furniture & Fixtures	15	15
	March 31, 2023	December 31, 2022
Data warehouse	286	286
Software	197	197
Total Cost	840	831
Less accumulated depreciation and amortization	(522)	(456)
Property and Equipment	$318	$375
The useful life of computer equipment, software, furniture and fixtures, and the data warehouse is 3 years.
Depreciation and amortization expense for the three months ended March 31, 2023 and 2022 was $66,000 and $59,000, respectively. The amounts are included in general and administrative expenses in the consolidated statements of operations.

NOTE 5 – PROPERTY AND EQUIPMENT
Property and equipment consist of the following (in thousands):
	December 31,
	2022	2021
Computer equipment	$333	$225
Furniture & Fixtures	15	—
Data warehouse	286	256
Software	197	196
Total Cost	831	677
Less accumulated depreciation and amortization	(456)	(197)
Property and Equipment	$375	$480
The useful life of computer equipment, furniture and fixtures, software and the data warehouse is 3 years.
Depreciation and amortization expenses for the years ended December 31, 2022 and 2021 were $259,000 and $173,000, respectively. The amounts are included in general and administrative expenses in the consolidated statements of operations.